Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2010
Acquisitions and Divestitures
Acquisitions and Divestitures

NOTE 2.  Acquisitions and Divestitures

Acquisitions:

3M makes acquisitions of certain businesses from time to time that the Company feels align with its strategic intent with respect to, among other factors, growth markets and adjacent product lines or technologies.

The impact on the consolidated balance sheet of the purchase price allocations related to acquisitions, including adjustments relative to other acquisitions within the allocation period, follows. The allocation of purchase price related to acquisitions in the fourth quarter of 2010 is considered preliminary, largely with respect to acquired tax-related assets and liabilities.

	2010 Acquisitions
(Millions) Asset (Liability)	Arizant Inc.	Attenti Holdings S.A.	Cogent Inc.	Other Acquisitions	2010 Total
Accounts receivable	$15	$23	$34	$21	$93
Inventory	36	5	17	19	77
Other current assets	3	7	31	2	43
Marketable securities	—	—	380	—	380
Property, plant, and equipment	38	9	30	29	106
Purchased intangible assets	362	90	142	69	663
Purchased goodwill	512	122	295	51	980
Accounts payable and other liabilities, net of other assets	(29)	(12)	(88)	(35)	(164)
Interest bearing debt	(31)	(21)	—	(53)	(105)
Deferred tax asset/(liability)	(141)	(16)	(47)	(21)	(225)

Net assets acquired	$765	$207	$794	$82	$1,848

Supplemental information:
Cash paid	$776	$227	$946	$156	$2,105
Less: Cash acquired	11	20	152	92	275
Cash paid, net of cash acquired	$765	$207	$794	$64	$1,830
Non-cash (financed liability)	—	—	—	18	18
Net assets acquired	$765	$207	$794	$82	$1,848

		2008 Acquisitions
(Millions) Asset (Liability)	2009 Acquisitions Total	Aearo Holding Corp.	Other Acquisitions	2008 Total
Accounts receivable	$31	$76	$70	$146
Inventory	10	81	89	170
Other current assets	—	7	8	15
Property, plant, and equipment	15	78	83	161
Purchased intangible assets	93	417	377	794
Purchased goodwill	(25)	798	594	1,392
Accounts payable and other liabilities, net of other assets	(21)	(200)	(104)	(304)
Interest bearing debt	(18)	(684)	(125)	(809)
Deferred tax asset/(liability)	(16)	(50)	(121)	(171)

Net assets acquired	$69	$523	$871	$1,394

Supplemental information:
Cash paid	$73	$562	$897	$1,459
Less: Cash acquired	4	39	26	65
Cash paid, net of cash acquired	$69	$523	$871	$1,394
Non-cash	—	—	—	—
Net assets acquired	$69	$523	$871	$1,394

Goodwill resulting from business combinations is largely attributable to the existing workforce of the acquired businesses and synergies expected to arise after 3M’s acquisition of these businesses. In-process research and development associated with these business combinations were not material. Pro forma information related to acquisitions was not included because the impact on the Company’s consolidated results of operations was not considered to be material.

In addition to business combinations, 3M periodically acquires certain tangible and/or intangible assets and purchases interests in certain enterprises that do not otherwise qualify for accounting as business combinations. These transactions are largely reflected as additional asset purchase and investment activity.

2010 acquisitions:

During 2010, 3M completed ten business combinations. The purchase price paid for these business combinations (net of cash acquired), contingent consideration paid for pre-2009 business combinations, and the impact of other matters (net) during 2010 aggregated to $1.830 billion. In addition, the Company recorded a financed liability of 1.7 billion Japanese Yen (approximately $18 million based on acquisition date exchange rates) as non-cash investing and financing activity, which related to April 2010 acquisition of the A-One branded label business and related operations (discussed further below).

(1) In January 2010, 3M (Consumer and Office Business) purchased all of the outstanding shares of Incavas Industria de Cabos e Vassouras Ltda., a manufacturer of floor care products based in Rio Grande do Sul, Brazil.

(2) In April 2010, 3M (Consumer and Office Business) purchased a majority stake in the A-One branded label business and related operations, which is headquartered in Tokyo, Japan and has manufacturing, distribution and sales locations around Japan. The terms of this acquisition included embedded mirroring put and call options for a fixed price and five-year term with respect to the remaining minority shares. Accordingly, 3M recorded this business combination as an acquisition of all outstanding interests with a corresponding five-year financed liability of 1.7 billion Japanese Yen relative to the embedded put/call option as of the acquisition date. The Company records interest on this liability, which is recorded in other liabilities, at an annual rate of 1%.

(3) In May 2010, 3M (Health Care Business) purchased certain assets of J.R. Phoenix Ltd., a manufacturer of hand hygiene and skin care products for health care and professional use based in Kitchener, Ontario, Canada.

(4) In June 2010, 3M (Industrial and Transportation Business) purchased all of the outstanding shares of MTI PolyFab Inc., a manufacturer of thermal and acoustic insulation for the aerospace industry. MTI PolyFab Inc. is based in Mississauga, Ontario, Canada.

(5) In July 2010, 3M (Safety, Security and Protection Services Business) purchased all of the outstanding shares of Dailys Limited, a supplier of non-woven disposable protective clothing, primarily chemical protective coveralls for industrial use. Dailys Limited is based in Ellesmere Port, United Kingdom.

(6) In October 2010, 3M (Consumer and Office Business) purchased certain assets of Ross Outdoor Sports Specialties, LLC, a Colorado-based manufacturer of fly fishing equipment and accessories.

(7) In October 2010, 3M (Health Care Business) purchased all of the outstanding shares of Hangzhou ORJ Medical Instrument and Material Co., Ltd., a manufacturer of orthodontic supplies based in Hangzhou, China.

(8) In October 2010, 3M (Health Care Business) purchased all of the outstanding shares of Arizant Inc., a manufacturer of patient warming solutions designed to prevent hypothermia in surgical settings based in Eden Prairie, Minnesota.

(9) In October 2010, 3M (Safety, Security and Protection Services Business) purchased all of the outstanding shares of Attenti Holdings S.A., a Tel Aviv, Israel-based supplier of remote people-monitoring technologies used for offender-monitoring applications and to assist eldercare facilities in monitoring and enhancing the safety of patients.

(10) In October 2010, 3M (Safety, Security and Protection Services Business) acquired a controlling interest in Cogent Inc. via a tender offer, and in December 2010 completed a second-step merger for the same amount per outstanding share as the tender offer, thereby acquiring the remaining noncontrolling interest in the company. Cogent Inc., based in Pasadena, California, is a provider of finger, palm, face and iris biometric systems for governments, law enforcement agencies, and commercial enterprises. The consideration paid in the preceding table includes $248 million related to the December 2010 acquisition of the remaining noncontrolling interest in Cogent, Inc. Net assets acquired in the Cogent Inc. transaction included $532 million of cash and marketable securities, as displayed in the preceding table.

Purchased identifiable intangible assets related to the acquisitions that closed in 2010 totaled $663 million and will be amortized on a straight-line basis over a weighted-average life of 11 years (lives ranging from 2 to 17 years). Acquired identifiable intangible assets for which significant assumed renewals or extensions of underlying arrangements impacted the determination of their useful lives were not material.

In February 2011, 3M (Industrial and Transportation Business) announced that it completed its acquisition of Alpha Beta Enterprise Co. Ltd., a leading manufacturer of box sealing tape and masking tape headquartered in Taipei, Taiwan.

In December 2010, 3M (Industrial and Transportation Business) announced that it entered into an agreement to acquire Winterthur Technologie AG (Winterthur) by way of a public tender offer. Winterthur, based in Zug, Switzerland, is a leading global supplier of precision grinding technology serving customers in the area of hard-to-grind precision applications in industrial, automotive, aircraft, and cutting tools. The proposed transaction has an aggregate value of approximately $450 million relative to all of the outstanding shares of Winterthur on a fully diluted basis. On February 11, 2011, 3M published the Definitive Interim Result of the public tender offer and waived the condition of the tendering of 67 percent of Winterthur’s shares. By that date, 3M acquired through open market purchases approximately 15% of Winterthur’s shares. An additional approximately 23% of Winterthur’s shares have been tendered under the public tender offer. The public tender offer was extended for a period of 10 trading days from February 14, 2011 to February 25, 2011 in accordance with applicable tender offer rules.  Settlement for all tendered shares will occur on March 7, 2011.

2009 acquisitions:

During 2009, 3M completed four business combinations. The purchase price paid for these business combinations (net of cash acquired) and certain acquisition costs and contingent consideration paid for pre-2009 business combinations during 2009 aggregated to $69 million.

(1) In January 2009, 3M (Safety, Security and Protection Services Business) purchased all of the outstanding shares of Alltech Solutions, a provider of water pipe rehabilitation services based in Moncton, New Brunswick, Canada.

(2) In February 2009, 3M (Industrial and Transportation Business) purchased the assets of Compac Corp.’s pressure sensitive adhesive tape business, a global leader in providing custom solutions in coating, laminating and converting flexible substrates headquartered in Hackettstown, N.J.

(3) In April 2009, 3M (Industrial and Transportation Business) purchased all of the outstanding shares of Meguiar’s International, UK, a distributor of Meguiar’s, Inc. products based in Daventry, United Kingdom.

(4) In July 2009, 3M (Consumer and Office Business) purchased the ACE® branded (and related brands) elastic bandage, supports and thermometer product lines, which are sold broadly through consumer channels in North America.

Purchased identifiable intangible assets related to the four acquisitions that closed in 2009 totaled $28 million. This included $20 million of identifiable intangible assets that will be amortized on a straight-line basis over a weighted-average life of eight years (lives ranging from three to 12 years) and $8 million of indefinite-lived intangible assets related to the well-recognized ACE® brand. Acquired identifiable intangible assets for which significant assumed renewals or extensions of underlying arrangements impacted the determination of their useful lives were not material.

2008 acquisitions:

During 2008, 3M completed 18 business combinations. The purchase price paid for business combinations (net of cash acquired) and certain contingent consideration paid during the twelve months ended December 31, 2008 for previous acquisitions aggregated to $1.394 billion.

The 18 business combinations are summarized as follows:

(1) In March 2008, 3M (Industrial and Transportation Business) purchased certain assets of Hitech Polymers Inc., a manufacturer of specialty thermoplastic polymers and provider of toll thermoplastic compounding services based in Hebron, Kentucky.

(2) In April 2008, 3M purchased all of the outstanding shares of Aearo Holding Corp., the parent company of Aearo Technologies Inc. (hereafter referred to as Aearo), a manufacturer of personal protection and energy absorbing products. Aearo products are primarily included in the Safety, Security and Protection Services Business, but thermal acoustics systems products are included in the Industrial and Transportation Business and products for the consumer retail portion of Aearo’s business are included in the Consumer and Office Business. Cash paid, net of cash acquired, for Aearo totaled approximately $523 million and debt assumed from Aearo totaled approximately $684 million, which was immediately paid off.

(3) In April 2008, 3M (Health Care Business) purchased all of the outstanding shares of Les Entreprises Solumed Inc., a Quebec-based developer and marketer of leading-edge medical products designed to prevent infections in operating rooms and hospitals.

(4) In April 2008, 3M (Consumer and Office Business) purchased all of the outstanding shares of Kolors Kevarkian, S.A., a manufacturer of branded floor cleaning tools based in Argentina.

(5) In July 2008, 3M (Industrial and Transportation Business) purchased all of the outstanding shares of K&H Surface Technologies Pty. Ltd., an Australian-based manufacturing company specializing in a range of repair products for the professional do-it-yourself automotive refinish markets.

(6) In July 2008, 3M (Safety, Security and Protection Services Business) purchased all of the outstanding shares of Quest Technologies Inc., a manufacturer of environmental monitoring equipment, including noise, heat stress and vibration monitors that is headquartered in Oconomowoc, Wisconsin.

(7) In July 2008, 3M (Health Care Business) purchased all of the outstanding shares of IMTEC Corp., a manufacturer of dental implants and cone beam computed tomography scanning equipment for dental and medical radiology headquartered in Ardmore, Oklahoma.

(8) In August 2008, 3M (Health Care Business) purchased all of the outstanding shares of TOP-Service für Lingualtechnik GMbH, an orthodontic technology and services company based in Bad Essen, Germany offering a digital lingual orthodontic solution.

(9) In August 2008, 3M (Industrial and Transportation Business) purchased all of the outstanding shares of Polyfoam Products Inc., a structural adhesives company specializing in foam adhesives for tile roofing and other adhesive products for the building industry that is headquartered in Tomball, Texas.

(10) In August 2008, 3M (Industrial and Transportation Business) purchased all of the outstanding shares of Dedication to Detail, Inc., a Philadelphia-based manufacturer of paint finishing systems, including buffing and polishing pads.

(11) In September 2008, 3M (Industrial and Transportation Business) purchased all of the outstanding shares of Ligacon AG, a Switzerland-based manufacturer and supplier of filtration systems and filter elements for the pharmaceutical, biotech and general industrial markets.

(12) In October 2008, 3M (Industrial and Transportation Business) purchased all of the outstanding shares of EMFI S.A. and SAPO S.A.S., manufacturers of polyurethane-based structural adhesives and sealants, which are headquartered in Haguenau, France.

(13) In October 2008, 3M (Industrial and Transportation Business) purchased all of the outstanding shares of Meguiar’s, Inc., a 100-year-old business that manufactures the leading Meguiar’s brand of car care products for cleaning and protecting automotive surfaces, which is headquartered in Irvine, California.

(14) In November 2008, 3M (Health Care Business) purchased certain assets of Food Diagnostics AS, a provider of food diagnostics products and services for the food safety industry, which is headquartered in Oslo, Norway.

(15) In November 2008, 3M (Electro and Communications Business) purchased all of the outstanding shares of Grafoplast S.p.A, a manufacturer of wire identification systems for the wire and cable market, which is headquartered in Predosa, Italy.

(16) In December 2008, 3M (Display and Graphics Business) purchased all of the outstanding shares of Financiere Burgienne, a provider of finished license plates under the FAAB and FABRICAUTO brands in France.

(17) In December 2008, 3M (Industrial and Transportation Business) purchased all of the outstanding shares of ABRASIVOS S.A., a manufacturer of coated abrasives, headquartered in Lima, Peru.

(18) In December 2008, 3M (Consumer and Office Business) purchased certain assets of the Futuro health supports and compression hosiery product line business, headquartered in Cincinnati, OH, from Beiersdorf AG.

Purchased identifiable intangible assets totaled $794 million and will be amortized on a straight-line basis over a weighted-average life of 13 years (lives ranging from one to 19 years). Acquired patents of $40 million will be amortized over a weighted-average life of 11 years and other acquired intangibles of $696 million, primarily customer relationships and tradenames, will be amortized over a weighted-average life of 13 years. Indefinite-lived assets of $58 million were purchased in the Meguiar’s acquisition detailed above, which relate to a well recognized brand name for a company that has been in existence for more than 100 years.

Divestitures:

In June 2008, 3M completed the sale of HighJump Software, a 3M Company, to Battery Ventures, a technology venture capital and private equity firm. 3M received proceeds of $85 million for this transaction and recognized, net of assets sold, transaction and other costs, a pre-tax loss of $23 million (recorded in the Safety, Security and Protection Services segment) in 2008.